Significant Accounting Policies (Details) - Schedule of Earnings Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share [Abstract]
Per share - diluted	$ 0.07	$ 0.29	$ 0.32